Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 93.6%
Australia 2.4%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	931,248
National Australia Bank , 144A, 3.347%, 1/12/2037		250,000	243,262
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	364,033
(Cost $1,541,243)			1,538,543
Austria 0.6%
Raiffeisen Bank International AG, REG S, 2.875%, 6/18/2032	EUR	200,000	232,587
Suzano Austria GmbH, 2.5%, 9/15/2028		140,000	132,580
(Cost $383,621)			365,167
Belgium 0.1%
Anheuser-Busch InBev SA, REG S, 1.5%, 4/18/2030 (Cost $73,362)	EUR	60,000	70,180
Bermuda 0.3%
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030 (Cost $208,760)		209,000	204,036
British Virgin Islands 0.6%
TSMC Global Ltd., 144A, 2.25%, 4/23/2031 (Cost $399,324)		400,000	386,030
Canada 6.5%
Bank of Montreal, 2.9%, 3/26/2022		460,000	461,761
Bank of Nova Scotia, 3.625%, 10/27/2081		550,000	506,918
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,500,000	1,894,780
1.25%, 6/1/2030	CAD	500,000	379,699
Canadian Pacific Railway Co.:
3.0%, 12/2/2041		50,000	48,019
3.1%, 12/2/2051		50,000	47,740
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	244,340
Open Text Corp., 144A, 3.875%, 2/15/2028		250,000	244,995
Royal Bank of Canada, 1.15%, 7/14/2026		300,000	288,299
(Cost $4,166,920)			4,116,551
Chile 0.9%
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	202,285
Chile Government International Bond, 2.55%, 1/27/2032 (b)		350,000	338,208
(Cost $553,552)			540,493
France 3.1%
BNP Paribas SA:
REG S, 1.375%, 5/28/2029	EUR	200,000	230,119
144A, 4.625%, Perpetual (c)		200,000	191,996
BPSC SA, REG S, 0.75%, 3/3/2031	EUR	100,000	107,651

Dassault Systemes SE, REG S, 0.375%, 9/16/2029	EUR	300,000	330,847
Government of France, REG S, 144A, 1.5%, 5/25/2050	EUR	850,000	1,080,896
(Cost $2,029,631)			1,941,509
Germany 6.4%
Bundesrepublik Deutschland Bundesanleihe:
REG S, Zero Coupon, 8/15/2031	EUR	1,375,000	1,548,637
REG S, 0.25%, 2/15/2029	EUR	550,000	636,531
REG S, 1.25%, 8/15/2048	EUR	295,000	420,009
Daimler AG, REG S, 2.0%, 2/27/2031	EUR	140,000	172,514
Kreditanstalt Fuer Wiederaufbau, 0.625%, 1/22/2026		1,000,000	960,637
Merck Financial Services GmbH, REG S, 0.875%, 7/5/2031	EUR	300,000	341,471
(Cost $4,266,402)			4,079,799
India 0.3%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	205,720
Indonesia 0.5%
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022 (Cost $285,000)		285,000	285,621
Ireland 0.7%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026		150,000	144,159
3.0%, 10/29/2028		150,000	146,949
3.85%, 10/29/2041		150,000	146,604
(Cost $452,032)			437,712
Italy 3.7%
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	282,322
REG S, 0.9%, 4/1/2031	EUR	400,000	437,247
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	414,734
Republic of Italy:
1.25%, 2/17/2026		350,000	335,470
2.375%, 10/17/2024		435,000	440,676
2.875%, 10/17/2029		435,000	434,513
(Cost $2,444,808)			2,344,962
Japan 4.0%
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	304,501
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	968,569
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	849,878
Mizuho Financial Group, Inc., 1.234%, 5/22/2027		215,000	204,301
Takeda Pharmaceutical Co., Ltd., REG S, 3.0%, 11/21/2030	EUR	149,000	192,784
(Cost $2,897,352)			2,520,033
Luxembourg 0.6%
Becton Dickinson Euro Finance Sarl, 1.336%, 8/13/2041	EUR	100,000	102,344
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	180,000	194,496
Medtronic Global Holdings SCA, 1.0%, 7/2/2031	EUR	100,000	111,818
(Cost $426,904)			408,658
Mexico 0.6%
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025		201,000	195,977
United Mexican States, 3.5%, 2/12/2034		200,000	192,902
(Cost $398,087)			388,879

Netherlands 2.7%
ABN AMRO Bank NV, 144A, 2.47%, 12/13/2029		400,000	387,612
ING Groep NV, 3-month USD-LIBOR + 1.0%, 1.214% (d), 10/2/2023		400,000	405,145
NXP BV:
144A, 2.5%, 5/11/2031		300,000	287,212
144A, 3.125%, 2/15/2042		120,000	113,165
144A, 3.25%, 11/30/2051		50,000	46,278
Prosus NV, REG S, 1.288%, 7/13/2029	EUR	100,000	106,667
Telefonica Europe BV, REG S, 3.875%, Perpetual (c)	EUR	300,000	350,911
(Cost $1,730,112)			1,696,990
New Zealand 0.5%
Bank of New Zealand, 144A, 3.5%, 2/20/2024 (Cost $299,100)		300,000	311,553
Norway 0.4%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $236,576)	EUR	200,000	234,046
Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	503,098
Spain 2.6%
Banco Santander SA, 2.706%, 6/27/2024		200,000	203,663
Spain Government Bond:
REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	1,135,505
REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	296,545
(Cost $1,670,538)			1,635,713
Sweden 1.1%
EQT AB, REG S, 0.875%, 5/14/2031	EUR	100,000	107,737
Fastighets AB Balder, REG S, 1.875%, 1/23/2026	EUR	500,000	580,789
(Cost $698,800)			688,526
Switzerland 1.4%
Credit Suisse Group AG, REG S, 0.65%, 9/10/2029	EUR	100,000	106,241
UBS Group AG:
REG S, 0.875%, 11/3/2031	EUR	200,000	216,209
144A, 3.491%, 5/23/2023		400,000	402,689
144A, 4.375%, Perpetual (c)		200,000	188,240
(Cost $943,981)			913,379
United Arab Emirates 0.7%
DP World Ltd., 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	469,557
United Kingdom 5.9%
Bank of England Euro Note, 144A, 0.5%, 4/28/2023		620,000	616,070
Barclays PLC:
REG S, 1.106%, 5/12/2032	EUR	165,000	178,905
3.33%, 11/24/2042		200,000	190,498
HSBC Holdings PLC, 4.6%, Perpetual (c)		300,000	288,939
Natwest Group PLC, 4.6%, Perpetual (c)		300,000	282,000
Standard Chartered PLC, 144A, 1.214%, 3/23/2025		200,000	196,085

United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	623,555
REG S, 0.625%, 10/22/2050	GBP	430,000	465,836
REG S, 0.875%, 10/22/2029	GBP	660,000	866,005
(Cost $3,799,586)			3,707,893
United States 46.2%
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026		34,000	32,326
144A, 1.3%, 2/10/2028		43,000	40,008
144A, 1.8%, 2/10/2031		164,000	150,544
AbbVie, Inc.:
1.25%, 11/18/2031	EUR	100,000	113,836
4.25%, 11/21/2049		116,000	129,120
4.75%, 3/15/2045		74,000	85,547
American Express Co., 3.55%, Perpetual (c)		550,000	526,625
American Express Credit Account Master Trust, “A”, Series 2019-3, 2.0%, 4/15/2025		700,000	705,770
American Honda Finance Corp., 1.3%, 9/9/2026		240,000	232,197
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		120,000	111,789
(REIT), 2.95%, 1/15/2051		45,000	39,129
Amgen, Inc.:
2.8%, 8/15/2041		44,000	39,698
3.0%, 1/15/2052		100,000	90,657
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		107,000	126,592
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		133,000	146,945
5.55%, 1/23/2049		79,000	101,858
Apple, Inc., 3.45%, 2/9/2045		150,000	156,101
AT&T, Inc.:
0.8%, 3/4/2030	EUR	165,000	180,398
2.25%, 2/1/2032		95,000	88,808
2.55%, 12/1/2033		111,000	104,333
3.65%, 6/1/2051		100,000	97,754
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.536% (d), 6/15/2035		500,000	496,886
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.456% (d), 9/15/2034		333,000	330,493
Bank of America Corp.:
REG S, 0.654%, 10/26/2031	EUR	170,000	181,597
3-month USD-LIBOR + 0.77%, 0.91% (d), 2/5/2026		211,000	213,361
1.922%, 10/24/2031		85,000	78,751
2.972%, 7/21/2052		100,000	92,967
3.824%, 1/20/2028		129,000	136,669
4.375%, Perpetual (c)		325,000	320,970
Bank of New York Mellon Corp., 3.75%, Perpetual (c)		650,000	630,500
Barclays Dryrock Issuance Trust, “A”, Series 2019-1, 1.96%, 5/15/2025		430,000	432,709
Baxter International, Inc., 144A, 2.539%, 2/1/2032		70,000	67,820
Capital One Financial Corp.:
2.359%, 7/29/2032		260,000	238,370
3.95%, Perpetual (c)		510,000	498,525
Centene Corp.:
2.45%, 7/15/2028		80,000	76,089
2.625%, 8/1/2031		180,000	168,440
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		200,000	192,940
Cigna Corp.:
2.375%, 3/15/2031		100,000	95,779
3.4%, 3/15/2051		100,000	95,508

Citigroup, Inc., 4.0%, Perpetual (c)		350,000	345,625
Crown Castle International Corp.:
(REIT), 2.9%, 4/1/2041		100,000	90,760
(REIT), 3.8%, 2/15/2028		112,000	118,011
CVS Health Corp.:
1.75%, 8/21/2030		160,000	146,815
2.7%, 8/21/2040		35,000	31,265
5.05%, 3/25/2048		65,000	79,602
DaVita, Inc., 144A, 4.625%, 6/1/2030		225,000	218,900
Dell International LLC:
144A, 3.45%, 12/15/2051		150,000	131,858
4.9%, 10/1/2026		261,000	286,450
8.35%, 7/15/2046		48,000	75,738
Discovery Communications LLC, 4.0%, 9/15/2055		82,000	79,654
Eli Lilly & Co.:
0.625%, 11/1/2031	EUR	100,000	109,550
1.7%, 11/1/2049	EUR	150,000	173,804
ERP Operating LP, (REIT), 1.85%, 8/1/2031 (b)		185,000	173,977
Fannie Mae-Aces, “A1”, Series 2021-M1S, 0.833%, 12/25/2030		292,072	277,307
FedEx Corp.:
2.4%, 5/15/2031		120,000	115,715
4.05%, 2/15/2048		145,000	153,062
Ford Motor Co., 3.25%, 2/12/2032		260,000	247,348
Ford Motor Credit Co. LLC, 2.7%, 8/10/2026		400,000	387,500
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.608% (d), 3/25/2030		473,985	481,108
Gilead Sciences, Inc.:
1.65%, 10/1/2030 (b)		50,000	46,287
2.8%, 10/1/2050		60,000	54,111
HCA, Inc.:
4.125%, 6/15/2029		131,000	139,547
5.25%, 6/15/2049		68,000	80,112
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023		100,000	104,479
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032		325,000	308,402
144A, 4.0%, 5/1/2031		165,000	162,155
Intel Corp.:
3.05%, 8/12/2051		40,000	37,704
3.2%, 8/12/2061		30,000	27,831
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.757% (d), 1/15/2033		230,000	229,861
JPMorgan Chase & Co.:
1.953%, 2/4/2032		80,000	74,118
2.739%, 10/15/2030		91,000	90,508
2.963%, 1/25/2033		230,000	231,512
3.328%, 4/22/2052		65,000	65,406
3.782%, 2/1/2028		394,000	417,816
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2021-2NU, 144A, 1.974%, 1/5/2040		220,000	211,110
Lowe's Companies, Inc.:
2.8%, 9/15/2041		110,000	100,405
3.0%, 10/15/2050		111,000	101,447
Merck & Co., Inc., 2.75%, 12/10/2051		85,000	77,972
Micron Technology, Inc.:
2.703%, 4/15/2032		145,000	138,652
3.477%, 11/1/2051		104,000	98,001
Microsoft Corp., 2.921%, 3/17/2052		64,000	62,572

Morgan Stanley:
2.484%, 9/16/2036		295,000	274,064
2.943%, 1/21/2033		159,000	159,198
3.217%, 4/22/2042		30,000	29,756
MSCI, Inc.:
144A, 3.25%, 8/15/2033		60,000	56,270
144A, 3.625%, 9/1/2030		170,000	166,745
NortonLifeLock, Inc., 3.95%, 6/15/2022		275,000	275,344
NVIDIA Corp., 3.5%, 4/1/2050		78,000	82,968
Oracle Corp.:
3.6%, 4/1/2050		25,000	22,147
3.65%, 3/25/2041		188,000	174,854
4.0%, 11/15/2047		45,000	42,682
PNC Financial Services Group, Inc., 3.4%, Perpetual (b) (c)		450,000	424,121
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		40,000	37,351
144A, 5.5%, 4/1/2028		45,000	43,663
Salesforce.com, Inc., 2.9%, 7/15/2051		135,000	128,183
Starbucks Corp., 4.45%, 8/15/2049		100,000	114,553
Sumit Mortgage Trust, “D”, Series 22-BVUE, 2.893%, 2/12/2041		250,000	241,254
Texas Instruments, Inc., 1.125%, 9/15/2026		40,000	38,870
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)		325,000	321,077
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026		310,000	298,959
REG S, 0.875%, 1/21/2030	EUR	170,000	186,400
1.431%, 3/9/2027		140,000	134,389
1.992%, 1/27/2032		203,000	187,113
2.908%, 7/21/2042		98,000	91,707
3.102%, 2/24/2033		196,000	197,121
3.8%, Perpetual (c)		335,000	322,200
T-Mobile U.S.A., Inc.:
2.25%, 11/15/2031		78,000	71,790
3.0%, 2/15/2041		99,000	89,507
3.3%, 2/15/2051		78,000	70,378
U.S. Bancorp., 3.7%, Perpetual (c)		485,000	466,085
U.S. Treasury Bills:
0.06% (e), 5/19/2022 (f)		400,000	399,682
0.219% (e), 5/19/2022 (g)		300,000	299,761
U.S. Treasury Bonds:
1.875%, 11/15/2051		244,800	232,101
2.0%, 11/15/2041		2,446,300	2,377,880
U.S. Treasury Notes:
0.25%, 9/30/2025		3,500,000	3,345,645
0.375%, 12/31/2025		1,000,000	956,367
1.0%, 12/15/2024		449,100	444,504
1.25%, 12/31/2026		271,300	266,679
1.25%, 8/15/2031		545,000	520,049
Union Pacific Corp., 2.95%, 3/10/2052		70,000	65,773
UnitedHealth Group, Inc.:
2.9%, 5/15/2050		50,000	46,936
3.25%, 5/15/2051		100,000	99,625
Verizon Communications, Inc.:
1.25%, 4/8/2030	EUR	100,000	114,222
2.85%, 9/3/2041		180,000	168,026
3.0%, 11/20/2060		70,000	60,802
3.7%, 3/22/2061		100,000	100,241
3.875%, 2/8/2029		50,000	53,843
VMware, Inc., 1.4%, 8/15/2026		100,000	95,790

Walt Disney Co., 2.65%, 1/13/2031	60,000	59,712
WEA Finance LLC, (REIT), 144A, 3.75%, 9/17/2024	325,000	336,347
Welltower, Inc.:
(REIT), 2.8%, 6/1/2031	105,000	103,675
(REIT), 3.1%, 1/15/2030	80,000	81,303
(Cost $29,890,239)		29,210,178
Total Bonds (Cost $60,931,908)		59,204,826
	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i) (Cost $636,028)	636,028	636,028

Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 0.05% (h) (Cost $2,364,000)	2,364,000	2,364,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,931,936)	98.3	62,204,854
Other Assets and Liabilities, Net	1.7	1,059,196
Net Assets	100.0	63,264,050
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i)
922,235	—	286,207 (j)	—	—	109	—	636,028	636,028
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 0.05% (h)
1,383,651	10,642,818	9,662,469	—	—	238	—	2,364,000	2,364,000
2,305,886	10,642,818	9,948,676	—	—	347	—	3,000,028	3,000,028
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $618,822, which is 1.0% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At January 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year Japanese Government Bond	JPY	3/14/2022	5	6,603,152	6,548,488	(54,664)
Ultra Long U.S. Treasury Bond	USD	3/22/2022	8	1,545,396	1,511,500	(33,896)
Total unrealized depreciation						(88,560)
At January 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2022	58	7,481,789	7,422,188	59,601
2 Year U.S. Treasury Note	USD	3/31/2022	23	5,021,569	4,983,093	38,476
5 Year U.S. Treasury Note	USD	3/31/2022	34	4,118,486	4,052,906	65,580
Ultra 10 Year U.S. Treasury Note	USD	3/22/2022	19	2,718,545	2,713,735	4,810
Total unrealized appreciation						168,467
At January 31, 2022, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX® North American High Yield Index	5.00%/ Quarterly	12/20/2026	4,880,000	USD	(333,968)	(335,403)	1,435

At January 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	1,000,000	USD	740,454	2/04/2022	33,395	State Street Bank and Trust
EUR	11,441,210	USD	13,181,133	2/04/2022	326,482	State Street Bank and Trust
GBP	2,500,000	USD	3,389,778	2/10/2022	27,737	State Street Bank and Trust
JPY	275,000,000	USD	2,421,095	3/01/2022	30,911	Bank of America
CAD	3,400,000	USD	2,718,719	4/21/2022	44,451	State Street Bank and Trust
Total unrealized appreciation					462,976
Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$59,204,826	$—	$59,204,826
Short-Term Investments (a)	3,000,028	—	—	3,000,028
Derivatives (b)
Futures Contracts	168,467	—	—	168,467
Credit Default Swap Contracts	—	1,435	—	1,435
Forward Foreign Currency Contracts	—	462,976	—	462,976
Total	$3,168,495	$59,669,237	$—	$62,837,732
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(88,560)	$—	$—	$(88,560)
Total	$(88,560)	$—	$—	$(88,560)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ —	$ 79,907
Credit Contracts	$ —	$ 1,435	$ —
Foreign Exchange Contracts	$ 462,976	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH1
R-080548-1 (1/23)